Stock-Based Compensation - Equity Incentive Plan & Option Awards (Details) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Dec. 14, 2020 $ / shares shares	Jul. 28, 2020 USD ($) installment $ / shares shares	Jul. 11, 2019 USD ($) installment $ / shares shares	Nov. 16, 2018 USD ($) installment $ / shares shares	Mar. 31, 2021 $ / shares shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares	Apr. 07, 2015 shares
Vesting over the following three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Blade Urban Air Mobility [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized								15,534,409
Number of options granted	15,000			4,155,287	15,000	2,200,532	5,076,337
Exercise price | $ / shares	$ 7.28			$ 0.44	$ 7.28	$ 0.13	$ 0.45
Term of option	10 years			10 years
Vesting percentage				25.00%
Number of equal monthly installments | installment				36
Vesting period	48 months
Grant date fair value | $				$ 1,063
Blade Urban Air Mobility [Member] | Vesting on one year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Blade Urban Air Mobility [Member] | Vesting over the following three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Blade Urban Air Mobility [Member] | Options granted on July 11, 2019 one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			25,000
Exercise price | $ / shares			$ 0.48
Term of option			10 years
Number of equal monthly installments | installment			24
Grant date fair value | $			$ 7
Blade Urban Air Mobility [Member] | Options granted on July 11, 2019 two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			891,500
Exercise price | $ / shares			$ 0.48
Term of option			10 years
Vesting percentage			25.00%
Number of equal monthly installments | installment			36
Grant date fair value | $			$ 243
Blade Urban Air Mobility [Member] | Options granted on July 11, 2019 two | Vesting on one year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Blade Urban Air Mobility [Member] | Options granted on July 11, 2019 two | Vesting over the following three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Blade Urban Air Mobility [Member] | Options granted on July 11, 2019 three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			4,550
Exercise price | $ / shares			$ 0.48
Term of option			10 years
Grant date fair value | $			$ 1
Blade Urban Air Mobility [Member] | Options granted on July 28, 2019 one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		2,156,782
Exercise price | $ / shares		$ 0.13
Term of option		10 years
Vesting percentage		25.00%
Number of equal monthly installments | installment		36
Grant date fair value | $		$ 153
Blade Urban Air Mobility [Member] | Options granted on July 28, 2019 one | Vesting on one year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Blade Urban Air Mobility [Member] | Options granted on July 28, 2019 one | Vesting over the following three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Blade Urban Air Mobility [Member] | Options granted on July 28, 2019 two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		13,750
Exercise price | $ / shares		$ 0.13
Term of option		10 years
Number of equal monthly installments | installment		24
Grant date fair value | $		$ 1
Blade Urban Air Mobility [Member] | Options granted on July 28, 2019 three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		30,000
Exercise price | $ / shares		$ 0.13
Term of option		10 years
Grant date fair value | $		$ 2